Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund VI
Entity Central Index Key	0001999801
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Hedged Equity Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 23	0.52%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.52%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,950,774
Holdings Count | shares	420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.3 Domestic Equity Funds 1.7 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.3 Domestic Equity Funds - 1.7 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.1 Microsoft Corp 6.8 Apple Inc 5.7 Amazon.com Inc 3.9 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.4 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.8 iShares Core S&P 500 ETF 1.7 37.9
VIP Hedged Equity Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 28	0.62%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.62%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,950,774
Holdings Count | shares	420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.3 Domestic Equity Funds 1.7 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.3 Domestic Equity Funds - 1.7 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.1 Microsoft Corp 6.8 Apple Inc 5.7 Amazon.com Inc 3.9 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.4 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.8 iShares Core S&P 500 ETF 1.7 37.9
VIP Hedged Equity Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 34	0.77%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.77%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,950,774
Holdings Count | shares	420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.3 Domestic Equity Funds 1.7 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.3 Domestic Equity Funds - 1.7 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.1 Microsoft Corp 6.8 Apple Inc 5.7 Amazon.com Inc 3.9 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.4 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.8 iShares Core S&P 500 ETF 1.7 37.9
VIP Hedged Equity Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 24	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,950,774
Holdings Count | shares	420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$5,950,774
Number of Holdings	420
Portfolio TurnoverA	15%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.3 Domestic Equity Funds 1.7 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.3 Domestic Equity Funds - 1.7 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.1 Microsoft Corp 6.8 Apple Inc 5.7 Amazon.com Inc 3.9 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.4 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.8 iShares Core S&P 500 ETF 1.7 37.9